Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Disaggregate Revenue [Abstract]
Insurance brokerage service fees	¥ 273,799,682		¥ 174,056,644	¥ 119,765,046
MGU service fees	3,463,519		10,198,113	22,814,079
Less: business taxes and surcharges	(327,171)		(585,431)	(476,291)
Total revenues	¥ 276,936,030	$ 38,658,779	¥ 183,669,326	¥ 142,102,834